Key Management	12 Months Ended
Dec. 31, 2024
Key Management
Key Management
27.	Key Management

Key management includes directors (executive and non-executive) and the executive management team. The compensation paid or payable to key management for employee services is presented below:

	2024	2023
	$	$
Salaries and short-term employee benefits	3,794	5,976
Share-based compensation	4,247	7,120
Cost recoveries from associates	—	(300)
	8,041	12,796

Key management employees are subject to employment agreements which provide for payments on termination of employment without cause or following a change of control providing for payments of between once to twice base salary and bonus and certain vesting acceleration clauses on restricted share units and share options.